UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

 (Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At September 30, 2016

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.9%
Auto Components	6.9%
Gentex Corp./MI	3.3%	7,184	$126,151
Magna International, Inc.	3.6%	3,151	135,335
			261,486

Banks	13.2%
First Business Financial Services, Inc.	3.4%	5,402	126,947
Home BancShares, Inc./AR	3.1%	5,603	116,598
Lakeland Financial Corp.	3.3%	3,536	125,245
Toronto-Dominion Bank (The)	3.4%	2,891	128,360
			497,150

Capital Markets	3.2%
Intercontinental Exchange, Inc.	3.2%	444	119,596

Chemicals	6.8%
CF Industries Holdings, Inc.	3.4%	5,291	128,836
PPG Industries, Inc.	3.4%	1,239	128,063
			256,899

Diversified Telecommunication Services	3.4%
Nippon Telegraph & Telephone Corp. ADR	3.4%	2,800	128,268

Electric Utilities	3.3%
Alliant Energy Corp.	3.3%	3,231	123,780

Electronic Equipment, Instruments & Components	6.7%
Amphenol Corp. - Class A	3.4%	1,965	127,568
Badger Meter, Inc.	3.3%	3,780	126,668
			254,236

Food Products	9.8%
Cal-Maine Foods, Inc.	3.0%	2,922	112,614
Hain Celestial Group, Inc. (The)(a)	3.4%	3,564	126,807
Hormel Foods Corp.	3.4%	3,425	129,910
			369,331

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At September 30, 2016

	% of Total Net Assets	Shares	Market Value
Gas Utilities	3.2%
New Jersey Resources Corp.	3.2%	3,696	$121,450

Health Care Providers & Services	3.2%
Ensign Group, Inc. (The)	3.2%	5,966	120,096

Hotels, Restaurants & Leisure	3.4%
Starbucks Corp.	3.4%	2,363	127,933

Insurance	10.1%
Allied World Assurance Co. Holdings AG	3.4%	3,133	126,636
AmTrust Financial Services, Inc.	3.3%	4,696	125,994
RLI Corp.	3.4%	1,858	127,013
			379,643

Machinery	3.3%
Mueller Industries, Inc.	3.3%	3,878	125,725

Pharmaceuticals, Biotechnology & Life Sciences	3.3%
AstraZeneca PLC ADR	3.3%	3,738	122,831

Professional Services	3.4%
Exponent, Inc.	3.4%	2,523	128,824

Road & Rail	3.5%
Union Pacific Corp.	3.5%	1,346	131,275

Software	3.3%
Open Text Corp.	3.3%	1,927	124,985

Technology Hardware, Storage & Peripherals	3.3%
Apple, Inc.	3.3%	1,103	124,694

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At September 30, 2016

	% of Total Net Assets	Shares	Market Value
Textiles, Apparel & Luxury Goods	6.6%
Columbia Sportswear Co.	3.4%	2,289	$129,878
NIKE, Inc. - Class B	3.2%	2,280	120,042
			249,920

Total Common Stocks (Cost $3,936,278)	99.9%		3,768,122

		Face Amount
Short-Term Investment	0.1%
Time Deposit	0.1%
Brown Brothers Harriman & Co., 0.15% due 10/03/2016	0.1%	$2,077	$2,077
Total Short-Term Investment (Cost $2,077)	0.1%		2,077

Total Investments (Cost $3,938,355)(b)	100.0%		3,770,199
Other Assets in Excess of Liabilities	0.0%*		1,345
Total Net Assets	100.0%		$3,771,544

ADR – American Depositary Receipts

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $3,938,355. The net unrealized depreciation was $168,156 which consisted of aggregate gross unrealized appreciation of $141,143 and aggregate gross unrealized depreciation of $309,299.

Summary of Investments by Country^
United States	79.5%
Canada	10.3
Japan	3.4
Switzerland	3.4
United Kingdom	3.3
Short-Term Investment	0.1
100.0%

Summary of Investments by Sector^
Financials	26.4%
Consumer Discretionary	17.0
Information Technology	13.4
Industrials	10.2
Consumer Staples	9.8
Materials	6.8
Utilities	6.5
Health Care	6.4
Telecommunication Services	3.4
Short-Term Investment	0.1
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

* Position represents less than 0.05%.

USCF ETF TRUST

Stock Split Index Fund

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 -	quoted prices in active markets for identical securities.
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of securities at September 30, 2016 using the fair value hierarchy:

At September 30, 2016	Total	Level 1	Level 2	Level 3
Investments, at value Common Stocks:
Auto Components	$261,486	$261,486	$—	$—
Banks	497,150	497,150	—	—
Capital Markets	119,596	119,596	—	—
Chemicals	256,899	256,899	—	—
Diversified Telecommunication Services	128,268	128,268	—	—
Electric Utilities	123,780	123,780	—	—
Electronic Equipment, Instruments & Components	254,236	254,236	—	—
Food Products	369,331	369,331	—	—
Gas Utilities	121,450	121,450	—	—
Health Care Providers & Services	120,096	120,096	—	—
Hotels, Restaurants & Leisure	127,933	127,933	—	—
Insurance	379,643	379,643	—	—
Machinery	125,725	125,725	—	—
Pharmaceuticals, Biotechnology & Life Sciences	122,831	122,831	—	—
Professional Services	128,824	128,824	—	—
Road & Rail	131,275	131,275	—	—
Software	124,985	124,985	—	—
Technology Hardware, Storage & Peripherals	124,694	124,694	—	—
Textiles, Apparel & Luxury Goods	249,920	249,920	—	—
Short-Term Investment
Time Deposit	2,077	—	2,077	—
Total Investments, at value	$3,770,199	$3,768,122	$2,077	$—

For the nine months ended September 30, 2016, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedule of Investments – September 30, 2016 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Trust, which are directly identifiable to the USCF ETF Trust – Stock Split Index Fund (the “Fund”), are applied to the Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USCF ETF TRUST

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: November 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: November 15, 2016

By:	/s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: November 15, 2016